Expense Example - WP Large Cap Income Plus Fund	Mar. 27, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 776
Expense Example, with Redemption, 3 Years	1,246
Expense Example, with Redemption, 5 Years	1,741
Expense Example, with Redemption, 10 Years	3,098
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,630
Expense Example, with Redemption, 10 Years	3,420
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	$ 2,544